Accounting principles, rules and methods - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($) BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accounting principles, rules and methods
Closing rate	5.6386	5.6386	6.3101	6.3101	6.3735	6.3735	1.0666	1.1326	1.2271
Average rate	5.4399	1.0530	6.3779	1.1827	5.8943	1.1422